NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

12.  NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands, except share and per share data).

	Years Ended
	December 31,
	2021	2020
Numerator:
Net loss	$(124,213)	$(21,531)
Net loss attributable to ordinary shareholders	$(124,213)	$(21,531)
Denominator:
Weighted-average ordinary shares outstanding, Class A	173,157,272	138,886,157
Net loss per share attributable to common stockholders, basic and diluted, Class A	$(0.67)	$(0.16)
Weighted-average ordinary shares outstanding, Class B	12,167,200	$—
Net loss per share attributable to common stockholders, basic and diluted, Class B	$(0.67)	$—

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.

The following weighted-average outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	December 31,
	2021	2020

Founders Preferred shares	—	484,912
Series A-1 convertible preferred shares	—	10,902,511
Series A-2 convertible preferred shares	—	16,026,810
Series A-3 convertible preferred shares	—	7,413,655
Series A-4 convertible preferred shares	—	1,762,026
Series A-5 convertible preferred shares	—	7,995,163
Series A-6 convertible preferred shares	—	10,881,463
Series A-7 convertible preferred shares	—	45,162,477
Series B convertible preferred shares	—	97,945,841
Series C convertible preferred shares	—	62,492,365
Options issued and outstanding	17,675,097	25,417,375
Warrants issued and outstanding	23,153,267	—
Restricted stock units	9,621,113	—
Common stock units	1,481,065	—
Performance stock units	44,715,756	—
Total	96,646,298	286,484,598